Spend Life Wisely Funds Investment Trust
1845 Woodall Rodgers Freeway, Suite 1000
Dallas, Texas 75201

October 31, 2025

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:	Spend Life Wisely Funds Investment Trust; File Nos. 333-175328 and 811-22576

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Spend Life Wisely Funds Investment Trust (formerly Ranger Funds Investment Trust) (the “Trust”), on behalf of Wisdom Short Duration Income ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 31, 2025 (Accession No. 0001999371-25-016652).

Questions related to this filing should be directed to the Trust’s counsel, Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Very truly yours,

/s/ Wesley McDowell

Wesley McDowell
Secretary